FINANCIAL DEBT WITH THIRD PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Bank borrowing	$ 56,392	$ 71,353
CVIs		0
Finance lease payables	12,625	3,636
Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Senior Secured Notes	388,818	294,068
Brazilian bonds-Debentures	16,797	136,231
Bank borrowing	27,878	48,629
CVIs	0	0
Finance lease payables	6,238	1,431
Total non-current	439,731	480,359
Senior Secured Notes	9,528	9,282
Brazilian bonds-Debentures	4,258	20,365
Bank borrowing	28,514	22,724
Finance lease payables	4,260	2,205
Total current	46,560	54,576
TOTAL DEBT WITH THIRD PARTIES	$ 486,291	$ 534,935